CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS)/INCOME - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of comprehensive income [abstract]
Net (loss)/income	[1]	$ (656)	$ (227)	$ 256
Other comprehensive income to be eventually recycled into the consolidated income statement:
Fair value adjustments on marketable securities, net of taxes	[2]	0	0	21
Currency translation effects		(4)	(58)	184
Total of items to eventually recycle		(4)	(58)	205
Other comprehensive income never to be recycled into the consolidated income statement:
Actuarial (losses)/gains from defined benefit plans, net of taxes	[3]	(55)	8	36
Fair value adjustments on equity securities, net of taxes	[4]	(2)	(23)	0
Total of items never to be recycled		(57)	(15)	36
Total comprehensive (loss)/income	[1]	$ (717)	$ (300)	$ 497

[1]	"Former parent net investment" and "Equity" were previously presented as "Retained earnings" and "Invested capital", respectively, and were renamed upon the execution of the Spin-off.
[2]	No taxes were recorded in 2019, 2018 and 2017.
[3]	Amounts are net of tax benefit of $11 million in 2019 and net of tax expenses of $2 million and $26 million in 2018 and 2017, respectively.
[4]	Amount is net of tax benefit of $5 million in 2019. No taxes were recorded in 2018 and 2017.